Capital Stock (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders’ equity
Common shares outstanding

	Number of common	Amount
	share outstanding	$’000
Balance at January 1, 2019	254,355,192	$301
Share issued in reverse acquisition (note 25)	63,588,798	2,287
Balance at December 31, 2019	317,943,990	$2,588
Shares issued to settle debts	45,241,388	4,749
Share repurchased	(155,000)	(17)
Balance at December 31, 2020	363,030,378	$7,320

Stock option activity
	Year ended December 31, 2020		Year ended December 31, 2019
	Number of options	Weighted Average Price (CAD)	Number of options	Weighted Average Price (CAD)
Balance, beginning of year	7,650,000	$0.065	1,706,830	$13.896
Granted	9,600,000	0.160	7,650,000	0.065
Cancelled	-	-	(1,706,830)	(13.896)
Balance, end of year	17,250,000	$0.118	7,650,000	$0.065

Stock options outstanding
Exercise price (CAD)	Options vested	Options unvested	Total outstanding	Remaining contractual life (years)	Expiry date
$0.065	7,650,000	-	7,650,000	3.73	September 25, 2024
$0.160	-	9,600,000	9,600,000	4.62	August 13, 2025
	7,650,000	9,600,000	17,250,000	4.23

Stock option measurement assumptions

On September 25, 2019, the Company granted 7,650,000 options to directors, officers, and employees with an exercise price of CAD $0.065 and an expiry date of September 25, 2024. The stock options vest one year after the date of grant. The fair value of the options on grant date was estimated to be $456. The fair value of the options was calculated using the Black-Scholes option pricing model and using the following assumptions:

Discount rate	1.46%
Expected volatility	253.14%
Expected life (years)	5
Expected dividend yield	0%
Forfeiture rate	0%
Stock price	CAD$ 0.06

On August 14, 2020, the Company granted 9,600,000 options to directors, officers, and employees with an exercise price of CAD $0.16 and an expiry date of August 14, 2025. The options vest in three equal trances on the first, second and third anniversary of the grant date. The fair value of the options on grant date was estimated to be $1,440. The fair value of the options was calculated using the Black-Scholes option pricing model and using the following assumptions:

Discount rate	0.35%
Expected volatility	172.95%
Expected life (years)	5
Expected dividend yield	0%
Forfeiture rate	0%
Stock price	CAD$ 0.15